CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data	3 Months Ended		12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	May 31, 2011	May 31, 2010
Operating revenues:
Service and installation revenue	$ 4,483	$ 5,737	$ 20,575	$ 25,943
Product sales revenue	5,936	3,241	19,849	26,016
Total operating revenues	10,419	8,978	40,424	51,959
Operating expenses:
Cost of service and installation (exclusive of depreciation and amortization included below)	1,479	1,527	6,047	7,196
Cost of products sold	5,709	2,862	18,311	23,028
Selling and general and administrative	3,130	3,916	14,862	16,487
Depreciation and amortization	305	279	1,152	1,253
Impairment of asset held for sale			157
Loss on disposal of assets			16	17
Total operating expenses	10,623	8,584	40,545	47,981
Income (loss) from operations	(204)	394	(121)	3,978
Other income (expenses):
Interest expense, net	(527)	(568)	(2,227)	(2,261)
Other				167
Interest expense, net	(527)	(568)	(2,227)	(2,261)
Income (loss) from operations before income tax expense	(731)	(174)	(2,348)	1,884
Income tax expense	41	56	153	284
Net income (loss)	$ (772)	$ (230)	$ (2,501)	$ 1,600
Basic income (loss) per share applicable to common shareholders			$ (0.05)	$ 0.03
Loss per share applicable to common shareholders - basic and diluted	$ (0.02)	$ 0.00
Diluted income (loss) per share applicable to common shareholders			$ (0.05)	$ 0.03
Weighted average basic and diluted shares outstanding	48,739,002	48,739,002
Weighted average shares outstanding:
Basic			48,739,002	48,778,446
Diluted			48,739,002	48,930,621